Subsequent Events (Narrative) (Details)	1 Months Ended	3 Months Ended
	Aug. 12, 2024 Share $ / shares	Jun. 30, 2024 Share $ / shares	Jan. 25, 2025 USD ($)	Jul. 25, 2024 USD ($)	Jul. 01, 2024 CAD ($)	Jul. 01, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share		69,392
Exercise price of stock options forfeited | $ / shares		$ 9.91
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share	85,536
Exercise price of stock options forfeited | $ / shares	$ 10.55
Koko Financial Services Inc [Member] | Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 250,000
B C Limited [Member] | Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 675,000	675,000
Lender [Member] | Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 6,000,000	$ 7,400,000		7,400,000
Loan amount reductions per month				$ 200,000		$ 200,000
Lender [Member] | Events after reporting period [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Loan interest rate			2.00%
Lender [Member] | Events after reporting period [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Loan interest rate			2.25%